Schedule of Investments (unaudited)	iShares® MSCI South Korea ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Hanwha Aerospace Co. Ltd.	148,719	$11,888,556
Korea Aerospace Industries Ltd.	450,592	17,474,690
		29,363,246
Air Freight & Logistics — 0.4%
Hyundai Glovis Co. Ltd.	117,463	14,944,007

Passenger Airlines — 0.5%
Korean Air Lines Co. Ltd.	1,039,622	17,283,710

Automobile Components — 2.1%
Hankook Tire & Technology Co. Ltd.	497,862	12,928,166
Hanon Systems	1,262,683	8,918,139
Hyundai Mobis Co. Ltd.	295,023	49,525,877
		71,372,182
Automobiles — 5.1%
Hyundai Motor Co.	623,654	93,845,114
Kia Corp.	1,207,334	78,000,618
		171,845,732
Banks — 6.5%
Hana Financial Group Inc.	1,448,607	45,189,173
Industrial Bank of Korea	1,615,360	12,419,107
KakaoBank Corp.	679,119	13,394,538
KB Financial Group Inc.	1,798,461	64,854,483
Shinhan Financial Group Co. Ltd.	2,158,582	56,872,981
Woori Financial Group Inc.	2,873,810	25,912,425
		218,642,707
Biotechnology — 2.0%
Celltrion Inc.	470,576	60,637,967
SK Bioscience Co. Ltd.(a)(b)	114,679	7,125,729
		67,763,696
Capital Markets — 1.3%
Korea Investment Holdings Co. Ltd.	254,068	10,602,397
Mirae Asset Securities Co. Ltd.	2,377,501	13,065,051
NH Investment & Securities Co. Ltd.(b)	1,129,253	8,497,005
Samsung Securities Co. Ltd.	411,477	11,388,121
		43,552,574
Chemicals — 5.1%
Hanwha Solutions Corp.(a)	590,649	19,881,678
Kumho Petrochemical Co. Ltd.(b)	138,187	13,201,725
LG Chem Ltd.	212,233	110,609,238
Lotte Chemical Corp.	118,659	14,885,840
SK IE Technology Co. Ltd.(a)(b)(c)	107,449	7,165,080
SKC Co. Ltd.	89,526	6,397,858
		172,141,419
Construction & Engineering — 1.0%
Hyundai Engineering & Construction Co. Ltd.	470,631	13,559,937
Samsung Engineering Co. Ltd.(a)(b)	994,176	21,185,744
		34,745,681
Construction Materials — 1.2%
POSCO Future M Co. Ltd.(b)	154,285	40,635,315

Financial Services — 0.8%
Kakao Pay Corp.(a)	115,991	5,244,427
Meritz Financial Group Inc.(b)	666,847	22,610,091
		27,854,518
Diversified Telecommunication Services — 0.5%
KT Corp.	279,008	6,633,301
Security	Shares	Value

Diversified Telecommunication Services (continued)
LG Uplus Corp.	1,275,478	$10,799,380
		17,432,681
Electric Utilities — 0.6%
Korea Electric Power Corp.(a)	1,319,303	18,978,521

Electrical Equipment — 3.8%
Doosan Enerbility Co. Ltd.(a)	1,855,658	22,432,236
Ecopro BM Co. Ltd.(b)	205,433	38,377,697
LG Energy Solution(a)	146,333	65,941,692
		126,751,625
Electronic Equipment, Instruments & Components — 6.7%
L&F Co. Ltd.(b)	104,955	21,253,441
LG Display Co. Ltd.(a)(b)	1,338,674	15,859,556
LG Innotek Co. Ltd.	83,539	19,288,640
Lotte Energy Materials Corp.(b)	100,876	4,348,679
Samsung Electro-Mechanics Co. Ltd.	289,621	32,143,107
Samsung SDI Co. Ltd.	242,262	130,869,800
		223,763,223
Entertainment — 2.2%
HYBE Co. Ltd.(a)	78,651	16,209,810
Kakao Games Corp.(a)(b)	161,065	4,708,846
Krafton Inc.(a)(b)	123,647	17,604,791
NCSoft Corp.	87,065	21,046,843
Netmarble Corp.(a)(b)(c)	165,099	6,958,410
Pearl Abyss Corp.(a)(b)	231,530	8,700,034
		75,228,734
Consumer Staples Distribution & Retail — 0.5%
BGF retail Co. Ltd.	63,424	9,108,194
E-MART Inc.(b)	136,513	8,668,557
		17,776,751
Food Products — 0.8%
CJ CheilJedang Corp.(b)	54,289	12,671,613
Orion Corp./Republic of Korea	149,902	14,586,404
		27,258,017
Health Care Equipment & Supplies — 0.5%
HLB Inc.(a)(b)	656,766	18,310,493

Health Care Providers & Services — 0.7%
Celltrion Healthcare Co. Ltd.	443,778	24,704,859

Hotels, Restaurants & Leisure — 0.3%
Kangwon Land Inc.	702,914	9,648,472

Household Durables — 1.8%
Coway Co. Ltd.	291,760	10,583,194
LG Electronics Inc.	525,431	48,554,201
		59,137,395
Industrial Conglomerates — 3.1%
CJ Corp.	115,531	7,706,846
GS Holdings Corp.	330,701	9,594,581
LG Corp.	440,471	28,566,596
Samsung C&T Corp.	419,666	34,956,791
SK Inc.	189,970	24,014,758
		104,839,572
Insurance — 1.9%
DB Insurance Co. Ltd.	319,711	17,845,787
Samsung Fire & Marine Insurance Co. Ltd.	159,636	27,114,155
Samsung Life Insurance Co. Ltd.	381,680	19,066,237
		64,026,179

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 4.1%
Kakao Corp.	1,299,697	$54,993,034
NAVER Corp.	555,674	83,411,794
		138,404,828
IT Services — 0.5%
Samsung SDS Co. Ltd.	177,486	16,615,837

Life Sciences Tools & Services — 1.5%
Samsung Biologics Co. Ltd.(a)(c)	83,789	49,444,451

Machinery — 1.8%
Doosan Bobcat Inc.	380,665	15,313,027
HD Hyundai Heavy Industries Co. Ltd.(a)(b)	94,169	8,230,726
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	214,264	15,534,258
Hyundai Mipo Dockyard Co. Ltd.(a)(b)	103,321	5,798,630
Samsung Heavy Industries Co. Ltd.(a)	3,565,487	16,438,951
		61,315,592
Marine Transportation — 0.7%
HMM Co. Ltd.(b)	1,124,738	15,023,201
Pan Ocean Co. Ltd.	2,395,473	8,501,431
		23,524,632
Metals & Mining — 3.6%
Hyundai Steel Co.	522,974	12,840,466
Korea Zinc Co. Ltd.	51,015	18,465,341
POSCO Holdings Inc.	328,478	89,006,997
		120,312,804
Broadline Retail — 0.0%
Lotte Shopping Co. Ltd.	1	60

Oil, Gas & Consumable Fuels — 2.0%
HD Hyundai Co. Ltd.	296,819	12,774,272
SK Innovation Co. Ltd.(a)	271,876	38,697,971
S-Oil Corp.	260,036	14,131,725
		65,603,968
Personal Care Products — 0.9%
Amorepacific Corp.(b)	167,679	13,192,650
LG H&H Co. Ltd.	45,583	18,075,747
		31,268,397
Pharmaceuticals — 1.2%
Celltrion Pharm Inc.(a)(b)	85,619	5,489,073
Hanmi Pharm Co. Ltd.	48,415	10,653,407
SK Biopharmaceuticals Co. Ltd.(a)	133,891	7,412,198
Yuhan Corp.	367,640	16,435,472
		39,990,150
Semiconductors & Semiconductor Equipment — 6.2%
SK Hynix Inc.	2,363,047	192,714,479
SK Square Co. Ltd.(a)	416,347	14,480,495
		207,194,974
Specialty Retail — 0.3%
Hotel Shilla Co. Ltd.(b)	190,503	11,080,225

Technology Hardware, Storage & Peripherals — 23.1%
CosmoAM&T Co. Ltd.(a)	62,993	8,481,333
Samsung Electronics Co. Ltd.	14,364,463	770,660,090
		779,141,423
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.2%
F&F Co. Ltd./New(b)	73,409	$7,148,631

Tobacco — 1.1%
KT&G Corp.	559,216	35,223,093

Trading Companies & Distributors — 0.2%
Posco International Corp.	228,251	5,176,384

Total Common Stocks — 97.7%
(Cost: $1,506,808,124)		3,289,446,758

Preferred Stocks

Automobiles — 0.9%
Hyundai Motor Co.
Preference Shares, NVS	166,257	13,188,542
Series 2, Preference Shares, NVS	218,924	17,389,802
		30,578,344
Chemicals — 0.5%
LG Chem Ltd., Preference Shares, NVS	57,608	15,659,156

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	88,963	3,918,395

Total Preferred Stocks — 1.5%
(Cost: $21,098,368)		50,155,895

Total Long-Term Investments — 99.2%
(Cost: $1,527,906,492)		3,339,602,653

Short-Term Securities

Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	170,076,029	170,110,044
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	2,340,000	2,340,000

Total Short-Term Securities — 5.1%
(Cost: $172,459,267)		172,450,044

Total Investments — 104.3%
(Cost: $1,700,365,759)		3,512,052,697

Liabilities in Excess of Other Assets — (4.3)%		(145,889,531)

Net Assets — 100.0%		$3,366,163,166

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

											Capital
											Gain
						Change in					Distributions
						Unrealized		Shares			from
	Value at	Purchases		Proceeds	Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	08/31/22	at Cost		from Sale	Gain (Loss)	(Depreciation)	05/31/23	05/31/23	Income		Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$132,934,661	$37,187,567	(a)	$—	$42,311	$(54,495)	$170,110,044	170,076,029	$1,853,953	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,750,000	590,000	(a)	—	—	—	2,340,000	2,340,000	64,483		1
					$42,311	$(54,495)	$172,450,044		$1,918,436		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
KOSPI 200 Index	289	06/08/23	$18,424	$1,113,015

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$3,289,446,758	$—	$3,289,446,758
Preferred Stocks	—	50,155,895	—	50,155,895
Short-Term Securities
Money Market Funds	172,450,044	—	—	172,450,044
	$172,450,044	$3,339,602,653	$—	$3,512,052,697

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,113,015	$—	$1,113,015

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

4